Derivative warrant liability - Black-Scholes pricing model (Details) - Derivative warrant liability - Black-Scholes pricing model	Sep. 30, 2021 $ / shares
Share price
Derivative warrant liability
Derivative warrant liability	1.31
Risk-free interest rate
Derivative warrant liability
Derivative warrant liability	0.23
Expected volatility
Derivative warrant liability
Derivative warrant liability	60.8
Expected life of warrant
Derivative warrant liability
Derivative warrant liability	0.75
Expected dividend yield
Derivative warrant liability
Derivative warrant liability	0